Reportable Segments - Schedule of Revenue from Operation (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2017	Jun. 06, 2018	Jun. 30, 2017	Dec. 31, 2017
Net income	$ (3,965,000)			$ 6,736,000
Successor [Member]
Revenue from operations, Total	44,986,000
Long-lived asset, Total	324,379,000
Net income	(3,965,000)
Income taxes	(1,029,000)
Interest expense, net	1,900,000
Depreciation and amortization	6,460,000
Successor [Member] | EBITDA [Member]
Revenue from operations, Total	3,366,000
Successor [Member] | Production Services [Member]
Revenue from operations, Total	28,602,000
Long-lived asset, Total	207,445,000
Successor [Member] | Production Services [Member] | EBITDA [Member]
Revenue from operations, Total	8,770,000
Successor [Member] | Drilling and Evaluation Services [Member]
Revenue from operations, Total	16,384,000
Long-lived asset, Total	103,270,000
Successor [Member] | Drilling and Evaluation Services [Member] | EBITDA [Member]
Revenue from operations, Total	1,275,000
Successor [Member] | Unallocable Assets [Member]
Long-lived asset, Total	13,664,000
Successor [Member] | Unallocated Costs [Member] | EBITDA [Member]
Revenue from operations, Total	$ (6,679,000)
Predecessor [Member]
Long-lived asset, Total						$ 264,269,000
Net income		$ 1,283,000	$ 7,416,000	6,736,000	$ 10,258,000
Predecessor [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		60,185,000	68,589,000	137,027,000	123,328,000
Long-lived asset, Total						264,269,000
Net income		1,283,000	7,416,000	6,736,000	10,258,000
Income taxes		1,359,000	1,043,000	2,342,000	1,954,000
Interest expense, net		1,265,000	1,700,000	4,090,000	3,273,000
Depreciation and amortization		6,905,000	9,372,000	17,284,000	18,570,000
Predecessor [Member] | NPS Holdings Limited [Member] | EBITDA [Member]
Revenue from operations, Total		10,812,000	19,531,000	30,452,000	34,055,000
Predecessor [Member] | Production Services [Member]
Long-lived asset, Total						180,289,000
Predecessor [Member] | Production Services [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		48,032,000	58,545,000	112,295,000	105,329,000
Predecessor [Member] | Production Services [Member] | NPS Holdings Limited [Member] | EBITDA [Member]
Revenue from operations, Total		15,112,000	20,864,000	36,836,000	37,211,000
Predecessor [Member] | Drilling and Evaluation Services [Member]
Long-lived asset, Total						58,923,000
Predecessor [Member] | Drilling and Evaluation Services [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		12,153,000	10,044,000	24,732,000	17,999,000
Predecessor [Member] | Drilling and Evaluation Services [Member] | NPS Holdings Limited [Member] | EBITDA [Member]
Revenue from operations, Total		1,217,000	1,602,000	3,267,000	1,659,000
Predecessor [Member] | Unallocable Assets [Member]
Long-lived asset, Total						$ 25,057,000
Predecessor [Member] | Unallocated Costs [Member] | NPS Holdings Limited [Member] | EBITDA [Member]
Revenue from operations, Total		$ (5,517,000)	$ (2,935,000)	$ (9,651,000)	$ (4,815,000)